EMPLOYEE BENEFITS - Post-employment health care benefit plan - Sensitivity Analysis (Details) - Post-employment health care benefit - Discount rate R$ in Thousands	Dec. 31, 2018 BRL (R$)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Total service costs and interest costs
Sensitivity analysis
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ 2,051
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	(1,612)
Present value of the defined benefit obligations
Sensitivity analysis
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	27,517
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	R$ (22,743)